Shareholders' Equity (Details Narrative) (USD $)	0 Months Ended									2 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended	9 Months Ended	0 Months Ended
	Oct. 18, 2013	Oct. 11, 2013	Oct. 03, 2013	Aug. 15, 2013	Jul. 02, 2013	Apr. 08, 2013	Mar. 08, 2013	May 09, 2012	Mar. 23, 2011	Mar. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 22, 2013	Dec. 31, 2012 Quarterly Dividend	Aug. 31, 2012 Quarterly Dividend	May 31, 2012 Quarterly Dividend	Sep. 30, 2013 Quarterly Dividend	Sep. 30, 2013 Quarterly Dividend	May 31, 2012 Special Dividend
Issuance of common stock for cash contribution	10,487	6,000	21,415					800,000		400,000	283,868
Value of common stock shares issued and sold								$ 0.001		$ 0.25
Proceeds from sale/issuance of common stock										$ 100,000
Net proceeds from sale/issuance of common stock										96,816
Offering costs expense										3,184
Proceeds from exercise of warrant								500,000				500,000
Date of Warrant Exercised								May 09, 2012	May 09, 2012			May 09, 2012
Price per share on warrants exercised								$ 0.625
Cash dividend issued to shareholders							266,072					2,589,011			265,324	220,550	191,194	347,388	880,770	1,911,943
Record date																	May 21, 2012			May 21, 2012
Shares issued for services rendered, shares				4,956	70,414	8,880	63,868
Shares issued for services rendered, amount					$ 75,000								$ 2,850
Investment Agreement														On May 22, 2013 the Company entered into an investment agreement. Pursuant to the investment agreement, the Company may issue and sell to the investor, up to that number of shares of the Company’s common stock having an aggregate purchase price of $2.5 million, over a period of 36 months from the first trading day following the effectiveness of the registration statement registering the resale of shares. The purchase price shall be set at 92% of the lowest daily volume weighted average price of the Common Stock during the five consecutive trading day period beginning on the date of delivery of the applicable draw down notice. On June 20, 2013, as part of the investment agreement, the Company filed with the Securities Exchange Commission a Form S-1 for the registration of its Common Stock, $.001 par value. The amount of shares to be registered was 2.5 million. The S-1 became effective on June 27, 2013.